Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.00850%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,100,939.38

Principal:
Principal Collections	$16,895,536.38
Prepayments in Full	$8,181,121.57
Liquidation Proceeds	$305,163.43
Recoveries	$107,739.67
Sub Total	$25,489,561.05
Collections	$27,590,500.43

Purchase Amounts:
Purchase Amounts Related to Principal	$326,441.52
Purchase Amounts Related to Interest	$1,568.34
Sub Total	$328,009.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,918,510.29

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,918,510.29
Servicing Fee	$397,830.29	$397,830.29	$0.00	$0.00	$27,520,680.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,520,680.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,520,680.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,520,680.00
Interest - Class A-3 Notes	$1,106,269.71	$1,106,269.71	$0.00	$0.00	$26,414,410.29
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$26,101,285.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,101,285.29
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$25,893,734.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,893,734.46
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$25,893,734.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,893,734.46
Regular Principal Payment	$23,945,726.49	$23,945,726.49	$0.00	$0.00	$1,948,007.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,948,007.97
Residual Released to Depositor	$0.00	$1,948,007.97	$0.00	$0.00	$0.00
Total		$27,918,510.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,945,726.49
Total					$23,945,726.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,945,726.49	$42.76	$1,106,269.71	$1.98	$25,051,996.20	$44.74
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$23,945,726.49	$15.17	$1,626,945.54	$1.03	$25,572,672.03	$16.20

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$260,810,148.80	0.4657324	$236,864,422.31	0.4229722
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$414,720,148.80	0.2626623	$390,774,422.31	0.2474963

Pool Information
Weighted Average APR	5.331%	5.358%
Weighted Average Remaining Term	33.77	33.05
Number of Receivables Outstanding	22,161	21,383
Pool Balance	$477,396,344.41	$451,381,859.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$449,512,089.15	$425,176,145.38
Pool Factor	0.2813703	0.2660378

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$26,205,713.84
Targeted Overcollateralization Amount	$60,607,436.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,607,436.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$306,222.29
(Recoveries)		78	$107,739.67
Net Loss for Current Collection Period			$198,482.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4989%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8875%
Second Prior Collection Period			0.4925%
Prior Collection Period			1.0649%
Current Collection Period			0.5129%
Four Month Average (Current and Prior Three Collection Periods)			0.7395%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,308	$11,808,612.90
(Cumulative Recoveries)			$1,633,390.63
Cumulative Net Loss for All Collection Periods			$10,175,222.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5997%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,116.38
Average Net Loss for Receivables that have experienced a Realized Loss			$4,408.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.36%	199	$6,130,495.21
61-90 Days Delinquent	0.25%	37	$1,134,526.28
91-120 Days Delinquent	0.11%	14	$481,139.84
Over 120 Days Delinquent	0.12%	17	$546,770.82
Total Delinquent Receivables	1.84%	267	$8,292,932.15

Repossession Inventory:
Repossessed in the Current Collection Period		4	$145,900.49
Total Repossessed Inventory		21	$818,326.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2702%
Prior Collection Period			0.2933%
Current Collection Period			0.3180%
Three Month Average			0.2938%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4791%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$2,411,206.30
2 Months Extended	87	$2,670,794.10
3+ Months Extended	27	$885,467.45

Total Receivables Extended	191	$5,967,467.85
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer